FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Third parties:
Interest on long-term debt	$ 204.3	$ 195.8	$ 179.1
Amortization of financing costs	5.8	5.1	4.3
Interest on net defined benefit liability	4.4	4.3	4.1
(Gain) loss on foreign currency translation on short-term monetary items	(2.1)	(2.0)	2.6
Interest on lease liabilities	4.9	4.6	5.1
Other	(0.9)	(0.1)	(5.4)
Total third parties	216.4	207.7	189.8
Affiliated corporations:
Interest expense	167.0	207.3	185.0
Dividend income	(168.8)	(209.5)	(186.9)
Interest on lease liabilities	1.8	2.0	2.1
Interest income	(7.9)	(7.5)	(0.8)
Total affiliated corporations	(7.9)	(7.7)	(0.6)
Total financial expenses	$ 208.5	$ 200.0	$ 189.2